PROPERTY, PLANT AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

	March 31, 2024	December 31, 2023
Original cost	$12,105	$11,907
Less: Accumulated depreciation and amortization	(7,552)	(7,347)
Right-of-use operating lease assets	672	668
Property, plant, and equipment – net	$5,224	$5,228

		2023		2022
As of December 31,	Depreciable lives (in years)	Original cost	Net carrying value	Original cost	Net carrying value
Land and improvements	8	$352	$341	$344	$334
Buildings, structures, and related equipment	8 - 40	3,278	1,494	3,130	1,475
Machinery and equipment(a)	4 - 20	7,763	2,399	7,586	2,303
Leasehold costs and manufacturing plant under construction	1 - 10	514	326	613	388
ROU operating lease assets (Note 7)			668		605
Property, plant and equipment – net		$11,907	$5,228	$11,673	$5,105

(a)
Includes equipment we own that is leased to customers and is stated at cost less accumulated depreciation with a carrying value of $422 million and $412 million as of December 31, 2023 and 2022, respectively.